Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Liabilities measured at fair value by level	The following table summarizes the Company’s liabilities measured at fair value as of September 30, 2020 and December 31, 2019, by level within the fair value hierarchy (in thousands):

	Level 1	Level 2	Level 3
September 30, 2020
Promissory note	$—	$—	$16,327

December 31, 2019
Promissory note	$—	$—	$16,169
The following table summarizes the Company’s liabilities measured at fair value as of December 31, 2019 and 2018, by level within the fair value hierarchy (in thousands):

	Level 1	Level 2	Level 3
December 31, 2019
Promissory note	$—	$—	$16,169

December 31, 2018
Promissory note	$—	$—	$15,852

Changes in fair value of promissory notes
The following table includes the changes in fair value of the promissory note which are Level 3 on the fair value hierarchy (in thousands):

2020
Fair value at January 1,	$16,169
Interest expense accrued	112
Increase in fair value	46
Fair value at September 30,	$16,327

2019
Fair value at January 1,	$15,852
Interest expense accrued	150
Increase in fair value	167
Fair value at December 31,	$16,169

The following table includes the changes in fair value of the promissory notes which are Level 3 on the fair value hierarchy (in thousands):

	2019	2018
Fair value at January 1,	$15,852	$27,756
Interest expense accrued	150	364
Principal and interest expense paid	—	(13,328)
Increase in fair value	167	1,060
Fair value at December 31,	$16,169	$15,852